Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 1,170,727		$ 34,886
Impairment for the year		356
Ending balance		1,147,517		1,170,727
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		996,810		13,338
Ending balance		994,729		996,810
Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,217,117		56,294
Acquisitions through business combination				1,104,064
Additions/Adjustment	[1]	7,804		6,242
Disposals		(889)
Effect of movements in foreign exchange rates		(2,526)		50,517
Ending balance		1,221,506		1,217,117
Carrying amounts [Member] | Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,006,435		13,338
Acquisitions through business combination				950,204
Effect of movements in foreign exchange rates		(2,081)		42,893
Ending balance		1,004,354		1,006,435
Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		46,390		21,408
Amortization for the year		25,481		9,386
Impairment for the year		2,874	[2]	15,167
Disposals		(549)
Effect of movements in foreign exchange rates		(207)		429
Ending balance		73,989		46,390
Amortization and impairment [Member] | Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		9,625
Impairment for the year				9,625
Ending balance		9,625		9,625
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,849		767
Ending balance		2,355		2,849
Customer Relationship [Member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		3,629		1,334
Acquisitions through business combination				2,200
Effect of movements in foreign exchange rates		3		95
Ending balance		3,632		3,629
Customer Relationship [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		780		567
Amortization for the year		493		214
Effect of movements in foreign exchange rates		4		(1)
Ending balance		1,277		780
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		17		139
Ending balance		7		17
Non-Compete [Member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		460		466
Effect of movements in foreign exchange rates		10		(6)
Ending balance		470		460
Non-Compete [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		443		327
Amortization for the year		10		51
Impairment for the year				70
Effect of movements in foreign exchange rates		10		(5)
Ending balance		463		443
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		138,626		6,447
Ending balance		124,210		138,626
Brand /Trade Mark [Member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		151,369		10,777
Acquisitions through business combination				134,500
Effect of movements in foreign exchange rates		(302)		6,092
Ending balance		151,067		151,369
Brand /Trade Mark [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		12,743		4,330
Amortization for the year		14,216		3,475
Impairment for the year				4,885
Effect of movements in foreign exchange rates		(102)		53
Ending balance		26,857		12,743
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		27,890		9,162
Ending balance		23,753		27,890
Technology Related Development Cost [Member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		43,771		20,049
Acquisitions through business combination				16,500
Additions/Adjustment	[1]	8,028		6,001
Disposals		(392)
Effect of movements in foreign exchange rates		(163)		1,221
Ending balance		51,244		43,771
Technology Related Development Cost [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		15,881		10,887
Amortization for the year		9,764		4,734
Impairment for the year		2,373	[2]	16
Disposals		(358)
Effect of movements in foreign exchange rates		(169)		244
Ending balance		27,491		15,881
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,188		2,313
Ending balance		1,449		2,188
Software [Member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		7,001		6,120
Acquisitions through business combination				411
Additions/Adjustment	[1]	318		330
Disposals		(237)
Effect of movements in foreign exchange rates		10		140
Ending balance		7,092		7,001
Software [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,813		3,807
Amortization for the year		973		906
Disposals		(160)
Effect of movements in foreign exchange rates		17		100
Ending balance		5,643		4,813
Capital work in progress [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,093		2,720
Ending balance		1,014		2,093
Capital work in progress [Member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,192		4,210
Additions/Adjustment	[1]	(542)		(89)
Effect of movements in foreign exchange rates		(3)		71
Ending balance		3,647		4,192
Capital work in progress [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,099		1,490
Impairment for the year		501	[2]	571
Effect of movements in foreign exchange rates		33		38
Ending balance		2,633		2,099
Favorable Lease Contract Term Related Intangible Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		254
Ending balance				254
Favorable Lease Contract Term Related Intangible Assets [member] | Carrying amounts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		260
Acquisitions through business combination				249
Disposals		(260)
Effect of movements in foreign exchange rates				11
Ending balance				260
Favorable Lease Contract Term Related Intangible Assets [member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		6
Amortization for the year		25		6
Disposals		$ (31)
Ending balance				$ 6

[1]	Represents addition of USD 7,506 (March 31, 2017: USD 5,912) to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 8,028 (March 31, 2017: USD 6,001)
[2]	In March 2018, the management of the Company decided to suspend operations in one of its Indian subsidiary, as it does not intend to continue operations in the future in that entity. The Group tested the technology related development cost of that entity for recoverability and recognised an impairment loss of USD 2,874 during the year ended March 31, 2018.